Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net income including noncontrolling interests		$ 599	$ (453)	$ 1,596	$ 258
Net income		599	(453)	1,596	258
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[1]	6	29	(3)	54
Changes in unrealized net gains (losses) on investment securities	[2]	(1)	(27)	16	(89)
Changes in net unrecognized pension and other postretirement benefit costs	[3]		2		30
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities	[4]	8	11	16	21
Net realized (gains) losses on investment securities	[5]	(2)	9	(1)	12
Net pension and other postretirement benefit costs (credits)	[6]	(12)	16	(23)	33
Changes in other comprehensive income from equity method investees	[7]			1	1
Total other comprehensive income (loss)		(1)	40	6	62
Comprehensive income including noncontrolling interests		598	(413)	1,602	320
Comprehensive income (loss) attributable to Dominion Energy		598	(413)	1,602	320
Virginia Electric and Power Company
Net income		332	47	685	404
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[8]	6	25	(3)	44
Changes in unrealized net gains (losses) on investment securities	[9]	(1)	(3)	3	(10)
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities	[10]	0	0	0	1
Net realized (gains) losses on investment securities	[11]	0	0	0	(1)
Total other comprehensive income (loss)		5	22	0	34
Comprehensive income (loss) attributable to Dominion Energy		$ 337	$ 69	$ 685	$ 438

[1]	Net of $(2) million and $(10) million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $1 million and $(18) million tax for the six months ended June 30, 2023 and 2022, respectively.
[2]	Net of $3 million and $9 million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $(4) million and $28 million tax for the six months ended June 30, 2023 and 2022, respectively.
[3]	Net of $— million and $2 million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $— million and $(8) million tax for the six months ended June 30, 2023 and 2022, respectively.
[4]	Net of $(2) million and $(3) million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $(5) million and $(7) million tax for the six months ended June 30, 2023 and 2022, respectively.
[5]	Net of $1 million and $(3) million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $— million and $(4) million tax for the six months ended June 30, 2023 and 2022, respectively.
[6]	Net of $4 million and $(6) million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $8 million and $(12) million tax for the six months ended June 30, 2023 and 2022, respectively.
[7]	Net of $— million and $— million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $— million and $— million tax for the six months ended June 30, 2023 and 2022, respectively.
[8]	Net of $(2) million and $(8) million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $1 million and $(15) million tax for the six months ended June 30, 2023 and 2022, respectively.
[9]	Net of $1 million and $2 million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $— million and $4 million tax for the six months ended June 30, 2023 and 2022, respectively.
[10]	Net of $— million and $— million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $— million and $— million tax for the six months ended June 30, 2023 and 2022, respectively.
[11]	Net of $— million and $— million tax for the three months ended June 30, 2023 and 2022, respectively, and net of $— million and $— million tax for the six months ended June 30, 2023 and 2022, respectively.